Discontinued Operations, Investments in Fixed Maturity Securities (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments in Fixed Maturity Securities [Abstract]
Amortized cost	$ 21,428	$ 32,474
Gross unrealized gains	252	30
Gross unrealized losses	0	(372)
Fair value	21,680	32,132
U.S. Treasury and U.S. Government [Member]
Investments in Fixed Maturity Securities [Abstract]
Amortized cost	11,253	4,338
Gross unrealized gains	30	0
Gross unrealized losses	0	(34)
Fair value	11,283	4,304
U.S. Tax-Exempt Municipal [Member]
Investments in Fixed Maturity Securities [Abstract]
Amortized cost	2,508	4,645
Gross unrealized gains	76	4
Gross unrealized losses	0	(25)
Fair value	2,584	4,624
Corporate [Member]
Investments in Fixed Maturity Securities [Abstract]
Amortized cost	3,907	14,858
Gross unrealized gains	82	16
Gross unrealized losses	0	(193)
Fair value	3,989	14,681
Mortgage and Asset-backed Securities [Member]
Investments in Fixed Maturity Securities [Abstract]
Amortized cost	3,760	8,633
Gross unrealized gains	64	10
Gross unrealized losses	0	(120)
Fair value	$ 3,824	$ 8,523